LOAN PAYABLE (Narrative) (Details) - CAD ($)	Nov. 30, 2021	Nov. 30, 2020
Loans Payable Disclosure [Abstract]
Interest rate increase in default loan payments	13.90%
Loan payable current	$ 6,332	$ 0